Subsequent Events (Detail) - USD ($)			1 Months Ended
	May 26, 2016	Apr. 27, 2016	Jul. 31, 2016
APX Group, Inc.
Subsequent Event [Line Items]
Repurchase of debt	$ 235,000,000
Senior Secured Notes Due 2022 | APX Group, Inc.
Subsequent Event [Line Items]
Face Value	$ 500,000,000
Stated Interest Rate	7.875%
Issue date	May 26, 2016
Maturity date	Dec. 01, 2022
Preferred Stock | Parent
Subsequent Event [Line Items]
Proceeds from issuance of private placement		$ 69,800,000
Preferred Stock | Parent | Subsequent Event
Subsequent Event [Line Items]
Proceeds from issuance of private placement			$ 30,600,000